CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) ¥ in Thousands	12 Months Ended
Dec. 31, 2016 CNY (¥)
Issuance of ordinary shares upon initial public offering ("IPO"), issuance cost	¥ 22,661